Income taxes - Summary of Movements in Deferred Tax Balances (Detaill)	12 Months Ended
Dec. 31, 2021 EUR (€)
Deferred tax assets
Deferred tax assets, balance	€ 2,063,922
(Charged)/credited
- Profit or loss	70,890
- Currency translation differences	13,612
Deferred tax assets, balance	2,148,424
Deferred tax liability
Deferred tax liability, balance	(1,964,583)
(Charged)/credited
- Profit or loss	(9,086)
- Currency translation differences	(2,703)
Deferred tax liability, balance	(1,976,372)
Net deferred tax assets at December 31, 2021	172,052
Research And Development Expenses [Member]
Deferred tax assets
Deferred tax assets, balance	1,964,583
(Charged)/credited
- Profit or loss	(54,667)
Deferred tax assets, balance	1,909,916
Fixed Assets [Member]
(Charged)/credited
- Profit or loss	(63,753)
- Currency translation differences	(2,703)
Deferred tax liability, balance	(66,456)
Non Current Provisions and Liabilities [Member]
Deferred tax assets
Deferred tax assets, balance	99,339
(Charged)/credited
- Profit or loss	125,557
- Currency translation differences	13,612
Deferred tax assets, balance	238,508
Deferred tax liability
Deferred tax liability, balance	(1,964,583)
(Charged)/credited
- Profit or loss	54,667
Deferred tax liability, balance	€ (1,909,916)